MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Mineral Property Interests [Abstract]
Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs

The continuity schedule of mineral property acquisition costs and deferred exploration and development costs is summarized as follows:

Cost	Silver Sand	Silverstrike	Carangas	Tagish Lake	RZY Project	Total
Balance, July 1, 2019	$55,995,583	$-	$-	$-	$2,700,897	$58,696,480
Capitalized exploration expenditures
Reporting and assessment	447,953	727	-	-	-	448,680
Drilling and assaying	4,856,789	1,666	-	-	-	4,858,455
Project management and support	3,386,249	436,473	-	-	-	3,822,722
Camp service	492,674	37,862	-	-	-	530,536
Camp construction	24,135	-	-	-	-	24,135
Permitting	38,250	-	-	78,242	-	116,492
Acquisition of Silverstrike Project	-	1,350,000	-	-	-	1,350,000
Acquisition of mineral concessions	216,147	-	-	-	-	216,147
Other	20,000	-	-	-	-	20,000
Impairment recovery	-	-	-	8,724,915	-	8,724,915
Reclassified to assets held for distribution	-	-	-	(8,673,320)	-	(8,673,320)
Foreign currency impact	(176,786)	(5,538)	-	(129,837)	(77,281)	(389,442)
Balance, June 30, 2020	$65,300,994	$1,821,190	$-	$-	$2,623,616	$69,745,800
Capitalized exploration expenditures
Reporting and assessment	482,355	4,119	-	47,538	-	534,012
Drilling and assaying	78,201	169,102	21,952	-	-	269,255
Project management and support	2,505,338	996,005	178,753	-	-	3,680,096
Camp service	225,016	113,666	49,569	-	-	388,251
Camp construction	53,199	-	-	215,238	-	268,437
Permitting	12,995	11,015	153	49,817	-	73,980
Disposal upon spin-out distribution	-	-	-	(312,593)		(312,593)
Foreign currency impact	587,402	48,207	4,823	-	247,752	888,184
Balance, June 30, 2021	$69,245,500	$3,163,304	$255,250	$-	$2,871,368	$75,535,422